GENERAL (Narrative) (Details) - Customer Concentration Risk [Member] - Sales Revenue, Net [Member] - item	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Concentration Risk [Line Items]
Number of major customers	2	2	2
Threshold percentage for disclosure	10.00%	10.00%	10.00%
Major customer one [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.00%	18.00%	18.00%
Major customer two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.00%	16.00%	16.00%